Pacer US Cash Cows 100 ETF
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Communication Services - 9.3%
AT&T, Inc.	13,800,232	$378,264,359
Comcast Corp. - Class A	11,167,523	371,096,789
Electronic Arts, Inc.	840,545	128,174,707
Omnicom Group, Inc. (a)	1,343,790	96,820,070
Pinterest, Inc. - Class A (b)	1,886,569	72,821,563
Verizon Communications, Inc.	8,847,358	378,313,028
Walt Disney Co.	3,402,387	405,258,316
		1,830,748,832

Consumer Discretionary - 14.6%
Airbnb, Inc. - Class A (b)	2,095,889	277,516,663
Aptiv PLC (b)	1,739,529	119,401,271
Best Buy Co., Inc. (a)	1,165,364	75,818,582
Booking Holdings, Inc.	69,187	380,809,399
Deckers Outdoor Corp. (a)(b)	594,526	63,120,825
DR Horton, Inc.	1,529,600	218,488,064
eBay, Inc.	1,831,887	168,075,632
Expedia Group, Inc.	913,418	164,616,192
Ford Motor Co. (a)	37,769,073	418,103,638
Lennar Corp. - Class A (a)	1,136,900	127,537,442
NIKE, Inc. - Class B	5,728,882	427,890,197
NVR, Inc. (b)	13,815	104,296,204
PulteGroup, Inc. (a)	983,656	111,074,436
Tapestry, Inc.	765,678	82,716,194
Ulta Beauty, Inc. (a)(b)	150,887	77,708,314
Williams-Sonoma, Inc.	434,440	81,262,002
		2,898,435,055

Consumer Staples - 9.3%
Altria Group, Inc.	6,541,505	405,180,820
Constellation Brands, Inc. - Class A (a)	762,831	127,423,290
Dollar General Corp.	1,145,561	120,169,349
Dollar Tree, Inc. (a)(b)	1,124,969	127,740,230
General Mills, Inc.	3,060,179	149,887,567
Hershey Co. (a)	761,860	141,805,002
Kimberly-Clark Corp.	1,212,072	151,048,413
Target Corp. (a)	2,457,148	246,943,374
The Kraft Heinz Co. (a)	7,657,881	210,285,412
Tyson Foods, Inc. - Class A	1,571,068	82,166,856
US Foods Holding Corp. (b)	947,973	78,994,590
		1,841,644,903

Energy - 19.2%
Baker Hughes Co.	3,592,384	161,836,899
Chevron Corp.	2,763,846	419,109,607
ConocoPhillips	4,442,944	423,590,281
Coterra Energy, Inc.	3,335,867	81,361,796
Diamondback Energy, Inc. (a)	2,038,381	303,025,719
EOG Resources, Inc.	3,272,175	392,726,444
Exxon Mobil Corp.	3,716,581	414,919,103
Halliburton Co.	7,719,610	172,919,264
Marathon Petroleum Corp.	1,886,153	321,004,379
Occidental Petroleum Corp.	7,065,406	310,453,940
Phillips 66	1,752,548	216,579,882
Schlumberger Ltd.	9,569,941	323,464,006
Valero Energy Corp. (a)	1,968,717	270,324,531
		3,811,315,851

Health Care - 19.7%
Amgen, Inc.	1,334,879	393,922,793
Biogen, Inc. (b)	1,167,143	149,394,304
Bristol-Myers Squibb Co.	8,004,762	346,686,242
Cardinal Health, Inc.	1,067,155	165,643,799
Cencora, Inc.	837,539	239,603,157
Gilead Sciences, Inc.	3,446,014	386,952,912
Hologic, Inc. (b)	1,021,691	68,269,393
IQVIA Holdings, Inc. (b)	961,203	178,649,190
Johnson & Johnson	2,499,636	411,790,035
McKesson Corp.	496,374	344,255,224
Merck & Co., Inc.	4,907,097	383,342,418
Pfizer, Inc.	16,595,866	386,517,719
Regeneron Pharmaceuticals, Inc.	406,362	221,654,216
Tenet Healthcare Corp. (b)	557,319	89,884,408
United Therapeutics Corp. (b)	234,316	64,366,605
Zimmer Biomet Holdings, Inc.	806,733	73,937,079
		3,904,869,494

Industrials - 7.7%
AECOM	508,912	57,374,739
CNH Industrial NV (a)	9,440,936	122,354,531
Delta Air Lines, Inc.	3,750,848	199,582,622
EMCOR Group, Inc.	180,576	113,309,634
Expeditors International of Washington, Inc.	459,008	53,355,090
Fortive Corp.	1,288,972	61,780,428
Leidos Holdings, Inc.	563,924	90,030,467
Snap-On, Inc.	227,997	73,230,356
SS&C Technologies Holdings, Inc.	1,025,482	87,658,201
United Airlines Holdings, Inc. (b)	3,881,177	342,746,741
United Parcel Service, Inc. - Class B	3,705,208	319,240,721
		1,520,663,530

Information Technology - 16.8%
Accenture PLC - Class A	1,219,965	325,852,652
Adobe, Inc. (b)	928,672	332,176,688
Cisco Systems, Inc.	5,866,280	399,376,342
Cognizant Technology Solutions Corp. - Class A	1,798,945	129,092,293
DocuSign, Inc. (b)	824,480	62,363,667
F5, Inc. (b)	190,490	59,703,376
Gartner, Inc. (b)	241,376	81,741,982
Gen Digital, Inc.	2,785,413	82,141,829
GlobalFoundries, Inc. (a)(b)	1,741,632	65,119,621
GoDaddy, Inc. - Class A (b)	506,510	81,841,886
HP, Inc.	7,145,682	177,212,914
Jabil, Inc. (a)	480,233	107,173,599
Keysight Technologies, Inc. (b)	562,502	92,199,703
NetApp, Inc.	806,579	83,989,071
Okta, Inc. (b)	483,424	47,278,867
ON Semiconductor Corp. (a)(b)	1,891,546	106,607,533
Qualcomm, Inc.	2,596,719	381,094,480
Ralliant Corp. (b)	429,781	19,649,587
salesforce.com, Inc.	1,411,701	364,684,719
Teradyne, Inc. (a)	480,824	51,654,922
Western Digital Corp. (a)	1,257,169	98,926,629
Zebra Technologies Corp. (b)	229,651	77,856,282
Zoom Communications, Inc. - Class A (a)(b)	1,433,861	106,177,407
		3,333,916,049

Materials - 3.2%
CF Industries Holdings, Inc.	1,367,041	126,902,416
LyondellBasell Industries NV - Class A (a)	1,801,373	104,353,538
Newmont Goldcorp Corp.	5,485,495	340,649,239
Reliance, Inc.	209,898	60,897,707
		632,802,900
TOTAL COMMON STOCKS (Cost $19,392,566,944)		19,774,396,614

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.8%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.58%(c)	358,587,424	358,587,424
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $358,587,424)		358,587,424

TOTAL INVESTMENTS - 101.6% (Cost $19,751,154,368)		20,132,984,038
Liabilities in Excess of Other Assets - (1.6)%		(316,431,015)
TOTAL NET ASSETS - 100.0%		$19,816,553,023
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LLC - Limited Liability Company
PLC - Public Limited Company

(a)	All or a portion of this security is on loan as of July 31, 2025. The fair value of these securities was $346,088,010.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Pacer US Cash Cows 100 ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$19,774,396,614	$–	$–	$19,774,396,614
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	358,587,424
Total Investments	$19,774,396,614	$–	$–	$20,132,984,038

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $358,587,424 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.